ACCRUED LIABILITIES AND OTHER PAYABLES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 25,894	¥ 29,719
Renminbi
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	25,859	29,696
US dollars
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 35	¥ 23